Inventories and Contracts in Progress	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories and Contracts in Progress
INVENTORIES & CONTRACTS IN PROGRESS, NET

(dollars in millions)	2018	2017
Raw materials	$3,052	$2,038
Work-in-process	2,673	3,366
Finished goods	4,358	3,845
Contracts in progress	—	10,205
	10,083	19,454
Less:
Progress payments, secured by lien, on U.S. Government contracts	—	(236)
Billings on contracts in progress	—	(9,337)
	$10,083	$9,881

Raw materials, work-in-process and finished goods are net of valuation reserves of $1,270 million and $1,107 million as of December 31, 2018 and 2017, respectively. Contracts in progress principally relate to elevator and escalator contracts and include costs of manufactured components, accumulated installation costs and estimated earnings on incomplete contracts. Upon adoption of the New Revenue Standard, Contracts in progress have been reclassified to Contract assets.
Inventories as of December 31, 2017 included capitalized contract development costs of $127 million related to certain aerospace programs at Collins Aerospace Systems. Upon adoption of the New Revenue Standard, these costs are recorded as contract fulfillment costs included in Other assets. Under prior accounting within commercial aerospace, the unit of accounting for certain contracts was the contract, and early-contract OEM unit costs in excess of the average unit costs expected over the contract were capitalized and amortized over lower-cost units later in the contract. As of December 31, 2017, inventory included $438 million of such capitalized amounts. As described in the "Revenue Recognition" section of Note 1, upon adoption of the New Revenue Standard, these amounts are no longer included in inventory.
Our sales contracts in many cases are long-term contracts expected to be performed over periods exceeding 12 months. At December 31, 2018 and 2017, approximately 32% and 63% respectively, of total inventories and contracts in progress have been acquired or manufactured under such long-term contracts, with approximately 28% and 38% scheduled for delivery within the succeeding 12 months for 2018 and 2017, respectively. The decline in percentages above is due to the reclassification of Contracts in progress to Contract assets upon adoption of the New Revenue Standard.